Goodwill (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subscription and Licensing Business [Member]
Goodwill (Details) [Line Items]
Cash flow projections		15.86%
Cash flows beyond period		5 years
Growth rate percentage		3.00%
Music Events and Performances Business [Member]
Goodwill (Details) [Line Items]
Growth rate percentage	2.20%	3.00%
Smart Music Learning Business [Member]
Goodwill (Details) [Line Items]
Growth rate percentage		3.00%